Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MML Series Investment Fund
Entity Central Index Key	0000067160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Conservative Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%*
[1]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 227,700,000
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$227.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.4%
Equity Funds	40.6%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Conservative Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%*
[2]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[2]
Net Assets	$ 227,700,000
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$227.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.4%
Equity Funds	40.6%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Balanced Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.13%*
[3]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[3]
Net Assets	$ 282,000,000.0
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$282.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	50.6%
Fixed Income Funds	49.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Balanced Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.38%*
[4]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[4]
Net Assets	$ 282,000,000.0
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$282.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	50.6%
Fixed Income Funds	49.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Moderate Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%*
[5]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[5]
Net Assets	$ 956,200,000
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$956.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	60.6%
Fixed Income Funds	39.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Moderate Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%*
[6]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[6]
Net Assets	$ 956,200,000
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$956.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	60.6%
Fixed Income Funds	39.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Growth Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%*
[7]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[7]
Net Assets	$ 901,800,000
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$901.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	75.4%
Fixed Income Funds	24.6%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Growth Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%*
[8]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[8]
Net Assets	$ 901,800,000
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$901.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	75.4%
Fixed Income Funds	24.6%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Aggressive Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%*
[9]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[9]
Net Assets	$ 124,300,000
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$124.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	90.3%
Fixed Income Funds	9.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Aggressive Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%*
[10]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[10]
Net Assets	$ 124,300,000
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$124.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	90.3%
Fixed Income Funds	9.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML American Funds Growth Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML American Funds Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$53	1.02%*
[11],[12]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[11],[12]
Net Assets	$ 311,600,000
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$311.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	100.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML American Funds Core Allocation Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML American Funds Core Allocation Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$37	0.73%*
[13]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[13]
Net Assets	$ 568,100,000
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$568.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	4
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	65.5%
Fixed Income Funds	34.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Blue Chip Growth Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.78%*
[14]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[14]
Net Assets	$ 490,600,000
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$490.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	67
Portfolio Turnover Rate	10%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	14.0%
Microsoft Corp.	13.8%
Apple, Inc.	7.8%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	6.7%
Alphabet, Inc. Class C	3.6%
Visa, Inc. Class A	3.2%
Carvana Co.	3.1%
Broadcom, Inc.	3.1%
Netflix, Inc.	2.9%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	15.7%
Consumer Discretionary	15.7%
Financials	8.7%
Health Care	6.8%
Industrials	3.1%
Utilities	0.9%
Consumer Staples	0.8%
Materials	0.7%
Retail	0.2%
Energy	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Blue Chip Growth Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.03%*
[15]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[15]
Net Assets	$ 490,600,000
Holdings Count | $ / shares	67
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$490.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	67
Portfolio Turnover Rate	10%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	14.0%
Microsoft Corp.	13.8%
Apple, Inc.	7.8%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	6.7%
Alphabet, Inc. Class C	3.6%
Visa, Inc. Class A	3.2%
Carvana Co.	3.1%
Broadcom, Inc.	3.1%
Netflix, Inc.	2.9%

Sectors (% of Total Investments)
Information Technology	46.8%
Communication Services	15.7%
Consumer Discretionary	15.7%
Financials	8.7%
Health Care	6.8%
Industrials	3.1%
Utilities	0.9%
Consumer Staples	0.8%
Materials	0.7%
Retail	0.2%
Energy	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Equity Income Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.79%*
[16]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[16]
Net Assets	$ 466,400,000
Holdings Count | $ / shares	124
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$466.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	124
Portfolio Turnover Rate	23%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
MetLife, Inc.	2.1%
Southern Co.	2.0%
QUALCOMM, Inc.	2.0%
Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Co.	1.9%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sectors (% of Total Investments)
Financials	22.7%
Industrials	13.5%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.7%
Utilities	5.9%
Communication Services	5.8%
Consumer Discretionary	4.4%
Real Estate	3.7%
Materials	3.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Equity Income Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%*
[17]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[17]
Net Assets	$ 466,400,000
Holdings Count | $ / shares	124
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$466.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	124
Portfolio Turnover Rate	23%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
MetLife, Inc.	2.1%
Southern Co.	2.0%
QUALCOMM, Inc.	2.0%
Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Co.	1.9%
Elevance Health, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Kimberly-Clark Corp.	1.7%

Sectors (% of Total Investments)
Financials	22.7%
Industrials	13.5%
Health Care	12.8%
Information Technology	9.1%
Consumer Staples	8.8%
Energy	8.7%
Utilities	5.9%
Communication Services	5.8%
Consumer Discretionary	4.4%
Real Estate	3.7%
Materials	3.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.43%*
[18]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[18]
Net Assets	$ 640,500,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$640.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	13.9%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$14	0.28%*
[19]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[19]
Net Assets	$ 640,500,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$640.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	13.9%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class III
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$7	0.13%*
[20]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[20]
Net Assets	$ 640,500,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$640.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	13.9%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$35	0.68%*
[21]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[21]
Net Assets	$ 640,500,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$640.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	1.9%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	32.9%
Financials	13.9%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%
Materials	1.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$45	0.89%*
[22]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[22]
Net Assets	$ 244,200,000
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$244.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Broadcom, Inc.	5.3%
Intuit, Inc.	5.2%
TJX Cos., Inc.	5.0%
Microsoft Corp.	5.0%
Linde PLC	4.8%
Texas Instruments, Inc.	4.8%
McDonald’s Corp.	4.6%
Mastercard, Inc. Class A	4.6%
Marsh & McLennan Cos., Inc.	4.5%
Coca-Cola Co.	4.5%

Sectors (% of Total Investments)
Information Technology	27.1%
Financials	25.1%
Health Care	12.2%
Consumer Discretionary	9.6%
Industrials	9.0%
Consumer Staples	8.4%
Materials	4.8%
Communication Services	2.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$58	1.14%*
[23]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[23]
Net Assets	$ 244,200,000
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$244.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	26
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Broadcom, Inc.	5.3%
Intuit, Inc.	5.2%
TJX Cos., Inc.	5.0%
Microsoft Corp.	5.0%
Linde PLC	4.8%
Texas Instruments, Inc.	4.8%
McDonald’s Corp.	4.6%
Mastercard, Inc. Class A	4.6%
Marsh & McLennan Cos., Inc.	4.5%
Coca-Cola Co.	4.5%

Sectors (% of Total Investments)
Information Technology	27.1%
Financials	25.1%
Health Care	12.2%
Consumer Discretionary	9.6%
Industrials	9.0%
Consumer Staples	8.4%
Materials	4.8%
Communication Services	2.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$50	0.92%*
[24]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[24]
Net Assets	$ 171,900,000
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$171.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Sony Group Corp.	2.7%
Hitachi Ltd.	2.2%
SAP SE	2.1%
Societe Generale SA	1.9%
Roche Holding AG	1.9%
Nestle SA Registered	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Heidelberg Materials AG	1.7%
Lloyds Banking Group PLC	1.7%
Seven & i Holdings Co. Ltd.	1.7%

Sectors (% of Total Investments)
Financials	24.4%
Industrials	16.0%
Information Technology	12.0%
Consumer Discretionary	11.4%
Consumer Staples	9.9%
Health Care	9.4%
Materials	6.7%
Energy	6.4%
Utilities	1.7%
Communication Services	1.4%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.2%
United Kingdom	13.5%
Germany	13.1%
United States	12.0%
France	10.9%
Netherlands	3.8%
Australia	3.8%
Ireland	2.7%
Sweden	2.5%
Belgium	2.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	1.17%*
[25]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.17%	[25]
Net Assets	$ 171,900,000
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$171.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Sony Group Corp.	2.7%
Hitachi Ltd.	2.2%
SAP SE	2.1%
Societe Generale SA	1.9%
Roche Holding AG	1.9%
Nestle SA Registered	1.8%
Sumitomo Mitsui Financial Group, Inc.	1.7%
Heidelberg Materials AG	1.7%
Lloyds Banking Group PLC	1.7%
Seven & i Holdings Co. Ltd.	1.7%

Sectors (% of Total Investments)
Financials	24.4%
Industrials	16.0%
Information Technology	12.0%
Consumer Discretionary	11.4%
Consumer Staples	9.9%
Health Care	9.4%
Materials	6.7%
Energy	6.4%
Utilities	1.7%
Communication Services	1.4%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.2%
United Kingdom	13.5%
Germany	13.1%
United States	12.0%
France	10.9%
Netherlands	3.8%
Australia	3.8%
Ireland	2.7%
Sweden	2.5%
Belgium	2.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Fundamental Equity Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$42	0.81%*
[26]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[26]
Net Assets	$ 138,300,000
Holdings Count | $ / shares	71
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$138.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	71
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	9.1%
NVIDIA Corp.	8.2%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.4%
Mastercard, Inc. Class A	2.0%

Sectors (% of Total Investments)
Information Technology	32.8%
Financials	15.3%
Health Care	10.2%
Communication Services	9.0%
Consumer Discretionary	8.7%
Industrials	8.3%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.9%
Materials	2.0%
Real Estate	2.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Fundamental Equity Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$54	1.06%*
[27]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[27]
Net Assets	$ 138,300,000
Holdings Count | $ / shares	71
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$138.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	71
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	9.1%
NVIDIA Corp.	8.2%
Apple, Inc.	5.4%
Amazon.com, Inc.	5.1%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	3.0%
JPMorgan Chase & Co.	2.7%
Philip Morris International, Inc.	2.4%
Mastercard, Inc. Class A	2.0%

Sectors (% of Total Investments)
Information Technology	32.8%
Financials	15.3%
Health Care	10.2%
Communication Services	9.0%
Consumer Discretionary	8.7%
Industrials	8.3%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.9%
Materials	2.0%
Real Estate	2.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class I
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.81%*
[28]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[28]
Net Assets	$ 376,800,000
Holdings Count | $ / shares	62
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$376.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Meta Platforms, Inc. Class A	8.9%
Alphabet, Inc. Class A	8.2%
SAP SE	4.4%
NVIDIA Corp.	4.3%
S&P Global, Inc.	4.0%
Intuit, Inc.	3.5%
Airbus SE	3.2%
Visa, Inc. Class A	3.2%
Analog Devices, Inc.	3.1%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	31.5%
Communication Services	22.2%
Financials	14.0%
Health Care	11.0%
Consumer Discretionary	9.9%
Industrials	6.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	62.2%
France	5.4%
Germany	5.2%
India	3.9%
Japan	3.1%
China	3.0%
Netherlands	2.4%
Italy	1.6%
Sweden	1.6%
Spain	1.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$43	0.80%*
[29]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[29]
Net Assets	$ 376,800,000
Holdings Count | $ / shares	62
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$376.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Meta Platforms, Inc. Class A	8.9%
Alphabet, Inc. Class A	8.2%
SAP SE	4.4%
NVIDIA Corp.	4.3%
S&P Global, Inc.	4.0%
Intuit, Inc.	3.5%
Airbus SE	3.2%
Visa, Inc. Class A	3.2%
Analog Devices, Inc.	3.1%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	31.5%
Communication Services	22.2%
Financials	14.0%
Health Care	11.0%
Consumer Discretionary	9.9%
Industrials	6.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	62.2%
France	5.4%
Germany	5.2%
India	3.9%
Japan	3.1%
China	3.0%
Netherlands	2.4%
Italy	1.6%
Sweden	1.6%
Spain	1.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$56	1.05%*
[30]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[30]
Net Assets	$ 376,800,000
Holdings Count | $ / shares	62
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$376.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Meta Platforms, Inc. Class A	8.9%
Alphabet, Inc. Class A	8.2%
SAP SE	4.4%
NVIDIA Corp.	4.3%
S&P Global, Inc.	4.0%
Intuit, Inc.	3.5%
Airbus SE	3.2%
Visa, Inc. Class A	3.2%
Analog Devices, Inc.	3.1%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	31.5%
Communication Services	22.2%
Financials	14.0%
Health Care	11.0%
Consumer Discretionary	9.9%
Industrials	6.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	62.2%
France	5.4%
Germany	5.2%
India	3.9%
Japan	3.1%
China	3.0%
Netherlands	2.4%
Italy	1.6%
Sweden	1.6%
Spain	1.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$37	0.72%*
[31]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[31]
Net Assets	$ 131,500,000
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$131.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Portfolio Turnover Rate	16%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Philip Morris International, Inc.	2.5%
Air Products & Chemicals, Inc.	2.4%
Entergy Corp.	2.3%
Fidelity National Information Services, Inc.	2.3%
Wells Fargo & Co.	2.2%
Medtronic PLC	2.2%
Prologis, Inc.	2.1%
Merck & Co., Inc.	2.1%
Xcel Energy, Inc.	2.1%
Chubb Ltd.	2.1%

Sectors (% of Total Investments)
Financials	18.7%
Health Care	13.2%
Industrials	10.4%
Energy	9.0%
Information Technology	8.0%
Utilities	7.9%
Consumer Staples	7.8%
Real Estate	6.8%
Materials	6.2%
Consumer Discretionary	4.4%
Communication Services	3.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%*
[32]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[32]
Net Assets	$ 131,500,000
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$131.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Portfolio Turnover Rate	16%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Philip Morris International, Inc.	2.5%
Air Products & Chemicals, Inc.	2.4%
Entergy Corp.	2.3%
Fidelity National Information Services, Inc.	2.3%
Wells Fargo & Co.	2.2%
Medtronic PLC	2.2%
Prologis, Inc.	2.1%
Merck & Co., Inc.	2.1%
Xcel Energy, Inc.	2.1%
Chubb Ltd.	2.1%

Sectors (% of Total Investments)
Financials	18.7%
Health Care	13.2%
Industrials	10.4%
Energy	9.0%
Information Technology	8.0%
Utilities	7.9%
Consumer Staples	7.8%
Real Estate	6.8%
Materials	6.2%
Consumer Discretionary	4.4%
Communication Services	3.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML International Equity Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.91%*
[33]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[33]
Net Assets	$ 253,300,000
Holdings Count | $ / shares	133
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$253.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	133
Portfolio Turnover Rate	18%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Hitachi Ltd.	2.0%
SAP SE	2.0%
BNP Paribas SA	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	2.0%
Air Liquide SA	1.9%
Cie Financiere Richemont SA Registered Class A	1.8%
Capgemini SE	1.7%
Novartis AG Registered	1.7%
Rolls-Royce Holdings PLC	1.6%

Sectors (% of Total Investments)
Financials	21.2%
Industrials	21.2%
Consumer Discretionary	15.0%
Health Care	11.6%
Information Technology	9.0%
Consumer Staples	8.4%
Materials	6.0%
Communication Services	3.1%
Energy	1.7%
Utilities	1.1%
Real Estate	0.2%

Largest Countries (% of Total Investments)
France	16.8%
Japan	14.8%
Germany	13.1%
United Kingdom	11.4%
United States	10.3%
Switzerland	4.6%
Italy	3.5%
Netherlands	3.0%
China	2.5%
Canada	2.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML International Equity Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$63	1.16%*
[34]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.16%	[34]
Net Assets	$ 253,300,000
Holdings Count | $ / shares	133
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$253.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	133
Portfolio Turnover Rate	18%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Hitachi Ltd.	2.0%
SAP SE	2.0%
BNP Paribas SA	2.0%
Roche Holding AG	2.0%
Schneider Electric SE	2.0%
Air Liquide SA	1.9%
Cie Financiere Richemont SA Registered Class A	1.8%
Capgemini SE	1.7%
Novartis AG Registered	1.7%
Rolls-Royce Holdings PLC	1.6%

Sectors (% of Total Investments)
Financials	21.2%
Industrials	21.2%
Consumer Discretionary	15.0%
Health Care	11.6%
Information Technology	9.0%
Consumer Staples	8.4%
Materials	6.0%
Communication Services	3.1%
Energy	1.7%
Utilities	1.1%
Real Estate	0.2%

Largest Countries (% of Total Investments)
France	16.8%
Japan	14.8%
Germany	13.1%
United Kingdom	11.4%
United States	10.3%
Switzerland	4.6%
Italy	3.5%
Netherlands	3.0%
China	2.5%
Canada	2.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Large Cap Growth Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$36	0.70%*
[35]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[35]
Net Assets	$ 218,400,000
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$218.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	39
Portfolio Turnover Rate	2%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.0%
Meta Platforms, Inc. Class A	8.4%
Netflix, Inc.	8.0%
Tesla, Inc.	6.4%
Amazon.com, Inc.	5.8%
Oracle Corp.	5.6%
Visa, Inc. Class A	4.9%
Alphabet, Inc. Class A	4.8%
Boeing Co.	4.7%
Microsoft Corp.	4.6%

Sectors (% of Total Investments)
Information Technology	29.6%
Communication Services	24.4%
Consumer Discretionary	15.8%
Health Care	10.3%
Financials	8.6%
Industrials	6.8%
Consumer Staples	2.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Large Cap Growth Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.95%*
[36]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[36]
Net Assets	$ 218,400,000
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$218.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	39
Portfolio Turnover Rate	2%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.0%
Meta Platforms, Inc. Class A	8.4%
Netflix, Inc.	8.0%
Tesla, Inc.	6.4%
Amazon.com, Inc.	5.8%
Oracle Corp.	5.6%
Visa, Inc. Class A	4.9%
Alphabet, Inc. Class A	4.8%
Boeing Co.	4.7%
Microsoft Corp.	4.6%

Sectors (% of Total Investments)
Information Technology	29.6%
Communication Services	24.4%
Consumer Discretionary	15.8%
Health Care	10.3%
Financials	8.6%
Industrials	6.8%
Consumer Staples	2.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Managed Volatility Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.86%*
[37]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[37]
Net Assets	$ 94,300,000
Holdings Count | $ / shares	524
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$94.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	524
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. Class A	3.1%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	33.3%
Financials	14.1%
Consumer Discretionary	10.4%
Communication Services	9.8%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.5%
Energy	3.0%
Utilities	2.4%
Real Estate	2.1%
Materials	1.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Managed Volatility Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.11%*
[38]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%	[38]
Net Assets	$ 94,300,000
Holdings Count | $ / shares	524
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$94.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	524
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. Class A	3.1%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%

Sectors (% of Total Investments)
Information Technology	33.3%
Financials	14.1%
Consumer Discretionary	10.4%
Communication Services	9.8%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.5%
Energy	3.0%
Utilities	2.4%
Real Estate	2.1%
Materials	1.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Growth Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.82%*
[39]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[39]
Net Assets	$ 301,900,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$301.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	39%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.2%
Hologic, Inc.	2.1%
Alnylam Pharmaceuticals, Inc.	1.9%
PTC, Inc.	1.8%
Hilton Worldwide Holdings, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Tyler Technologies, Inc.	1.7%
Agilent Technologies, Inc.	1.6%
Yum! Brands, Inc.	1.6%
Textron, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	19.5%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	14.8%
Financials	8.9%
Energy	4.9%
Communication Services	4.8%
Materials	3.7%
Consumer Staples	3.6%
Real Estate	0.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Growth Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.07%*
[40]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[40]
Net Assets	$ 301,900,000
Holdings Count | $ / shares	123
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$301.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	123
Portfolio Turnover Rate	39%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Veeva Systems, Inc. Class A	2.2%
Hologic, Inc.	2.1%
Alnylam Pharmaceuticals, Inc.	1.9%
PTC, Inc.	1.8%
Hilton Worldwide Holdings, Inc.	1.7%
Cheniere Energy, Inc.	1.7%
Tyler Technologies, Inc.	1.7%
Agilent Technologies, Inc.	1.6%
Yum! Brands, Inc.	1.6%
Textron, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	19.5%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	14.8%
Financials	8.9%
Energy	4.9%
Communication Services	4.8%
Materials	3.7%
Consumer Staples	3.6%
Real Estate	0.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Value Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.89%*
[41]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[41]
Net Assets	$ 237,800,000
Holdings Count | $ / shares	117
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$237.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	117
Portfolio Turnover Rate	38%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	2.7%
Enterprise Products Partners LP	2.1%
Henry Schein, Inc.	2.0%
U.S. Bancorp	2.0%
Truist Financial Corp.	2.0%
Willis Towers Watson PLC	1.8%
Northern Trust Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
Kenvue, Inc.	1.7%
MSC Industrial Direct Co., Inc. Class A	1.6%

Sectors (% of Total Investments)
Industrials	17.4%
Financials	16.7%
Health Care	15.4%
Consumer Staples	10.4%
Real Estate	9.0%
Utilities	8.0%
Information Technology	6.0%
Energy	5.7%
Materials	5.4%
Consumer Discretionary	3.2%
Communication Services	1.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.14%*
[42]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[42]
Net Assets	$ 237,800,000
Holdings Count | $ / shares	117
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$237.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	117
Portfolio Turnover Rate	38%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	2.7%
Enterprise Products Partners LP	2.1%
Henry Schein, Inc.	2.0%
U.S. Bancorp	2.0%
Truist Financial Corp.	2.0%
Willis Towers Watson PLC	1.8%
Northern Trust Corp.	1.8%
Labcorp Holdings, Inc.	1.7%
Kenvue, Inc.	1.7%
MSC Industrial Direct Co., Inc. Class A	1.6%

Sectors (% of Total Investments)
Industrials	17.4%
Financials	16.7%
Health Care	15.4%
Consumer Staples	10.4%
Real Estate	9.0%
Utilities	8.0%
Information Technology	6.0%
Energy	5.7%
Materials	5.4%
Consumer Discretionary	3.2%
Communication Services	1.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Growth Equity Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$53	1.08%*
[43]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[43]
Net Assets	$ 137,900,000
Holdings Count | $ / shares	171
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$137.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	171
Portfolio Turnover Rate	29%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
AZEK Co., Inc.	2.1%
Verra Mobility Corp.	1.9%
AvePoint, Inc.	1.7%
American Healthcare REIT, Inc.	1.6%
Cabot Corp.	1.5%
Cadence Bank	1.4%
Zurn Elkay Water Solutions Corp. Class C	1.4%
CyberArk Software Ltd.	1.3%
Phillips Edison & Co., Inc.	1.3%
ExlService Holdings, Inc.	1.2%

Sectors (% of Total Investments)
Industrials	25.5%
Health Care	19.2%
Information Technology	13.7%
Financials	12.2%
Consumer Discretionary	11.4%
Real Estate	5.0%
Energy	3.1%
Consumer Staples	2.7%
Communication Services	2.4%
Materials	1.9%
Utilities	1.3%
Exchange-Traded Funds	0.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Growth Equity Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$65	1.33%*
[44]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%	[44]
Net Assets	$ 137,900,000
Holdings Count | $ / shares	171
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$137.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	171
Portfolio Turnover Rate	29%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
AZEK Co., Inc.	2.1%
Verra Mobility Corp.	1.9%
AvePoint, Inc.	1.7%
American Healthcare REIT, Inc.	1.6%
Cabot Corp.	1.5%
Cadence Bank	1.4%
Zurn Elkay Water Solutions Corp. Class C	1.4%
CyberArk Software Ltd.	1.3%
Phillips Edison & Co., Inc.	1.3%
ExlService Holdings, Inc.	1.2%

Sectors (% of Total Investments)
Industrials	25.5%
Health Care	19.2%
Information Technology	13.7%
Financials	12.2%
Consumer Discretionary	11.4%
Real Estate	5.0%
Energy	3.1%
Consumer Staples	2.7%
Communication Services	2.4%
Materials	1.9%
Utilities	1.3%
Exchange-Traded Funds	0.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Small Company Value Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$47	0.99%*
[45]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%	[45]
Net Assets	$ 55,900,000
Holdings Count | $ / shares	105
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$55.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	105
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Old National Bancorp	3.1%
Axis Capital Holdings Ltd.	2.8%
Timken Co.	2.6%
Webster Financial Corp.	2.5%
FNB Corp.	2.5%
Graphic Packaging Holding Co.	2.5%
SouthState Corp.	2.5%
EVERTEC, Inc.	2.2%
Enovis Corp.	2.0%
Brink’s Co.	2.0%

Sectors (% of Total Investments)
Financials	36.6%
Industrials	17.2%
Consumer Discretionary	10.8%
Energy	10.1%
Real Estate	6.2%
Materials	4.8%
Information Technology	4.5%
Health Care	3.4%
Consumer Staples	3.0%
Communication Services	0.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Small Company Value Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$59	1.24%*
[46]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.24%	[46]
Net Assets	$ 55,900,000
Holdings Count | $ / shares	105
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$55.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	105
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Old National Bancorp	3.1%
Axis Capital Holdings Ltd.	2.8%
Timken Co.	2.6%
Webster Financial Corp.	2.5%
FNB Corp.	2.5%
Graphic Packaging Holding Co.	2.5%
SouthState Corp.	2.5%
EVERTEC, Inc.	2.2%
Enovis Corp.	2.0%
Brink’s Co.	2.0%

Sectors (% of Total Investments)
Financials	36.6%
Industrials	17.2%
Consumer Discretionary	10.8%
Energy	10.1%
Real Estate	6.2%
Materials	4.8%
Information Technology	4.5%
Health Care	3.4%
Consumer Staples	3.0%
Communication Services	0.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.83%*
[47]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[47]
Net Assets	$ 121,600,000
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$121.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	94
Portfolio Turnover Rate	37%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
BJ’s Wholesale Club Holdings, Inc.	2.0%
Encompass Health Corp.	1.8%
TXNM Energy, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.6%
IDACORP, Inc.	1.5%
Hanover Insurance Group, Inc.	1.5%
Tenet Healthcare Corp.	1.5%
Nexstar Media Group, Inc.	1.5%
Pentair PLC	1.5%
CACI International, Inc. Class A	1.4%

Sectors (% of Total Investments)
Industrials	19.8%
Financials	19.3%
Information Technology	12.8%
Consumer Discretionary	9.2%
Real Estate	8.8%
Health Care	7.1%
Consumer Staples	5.6%
Materials	4.7%
Utilities	4.3%
Energy	4.1%
Communication Services	2.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.08%*
[48]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[48]
Net Assets	$ 121,600,000
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$121.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	94
Portfolio Turnover Rate	37%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
BJ’s Wholesale Club Holdings, Inc.	2.0%
Encompass Health Corp.	1.8%
TXNM Energy, Inc.	1.7%
Jones Lang LaSalle, Inc.	1.6%
IDACORP, Inc.	1.5%
Hanover Insurance Group, Inc.	1.5%
Tenet Healthcare Corp.	1.5%
Nexstar Media Group, Inc.	1.5%
Pentair PLC	1.5%
CACI International, Inc. Class A	1.4%

Sectors (% of Total Investments)
Industrials	19.8%
Financials	19.3%
Information Technology	12.8%
Consumer Discretionary	9.2%
Real Estate	8.8%
Health Care	7.1%
Consumer Staples	5.6%
Materials	4.7%
Utilities	4.3%
Energy	4.1%
Communication Services	2.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.56%*
[49]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[49]
Net Assets	$ 137,100,000
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$137.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	106
Portfolio Turnover Rate	16%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.6%
NVIDIA Corp.	7.1%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. Class A	2.9%
Mastercard, Inc. Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	33.3%
Financials	15.1%
Consumer Discretionary	11.6%
Health Care	9.5%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	2.3%
Real Estate	2.0%
Utilities	1.4%
Exchange-Traded Funds	0.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%*
[50]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[50]
Net Assets	$ 137,100,000
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$137.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	106
Portfolio Turnover Rate	16%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.6%
NVIDIA Corp.	7.1%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc. Class A	2.9%
Mastercard, Inc. Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	33.3%
Financials	15.1%
Consumer Discretionary	11.6%
Health Care	9.5%
Industrials	9.4%
Communication Services	8.5%
Consumer Staples	4.4%
Energy	2.3%
Materials	2.3%
Real Estate	2.0%
Utilities	1.4%
Exchange-Traded Funds	0.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Total Return Bond Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.60%*
[51]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[51]
Net Assets	$ 382,400,000
Holdings Count | $ / shares	661
Investment Company Portfolio Turnover	276.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$382.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	661
Portfolio Turnover Rate	276%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	30.5%
U.S. Government Agency Obligations and Instrumentalities	30.3%
Non-U.S. Government Agency Obligations	14.9%
Corporate Debt	13.1%
Repurchase Agreement	8.5%
Bank Loans	1.3%
Sovereign Debt Obligations	0.5%
Municipal Obligations	0.5%
U.S. Treasury Bills	0.2%
Investment of Cash Collateral from Securities Loaned	0.1%
Common Stock	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Total Return Bond Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$43	0.85%*
[52]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[52]
Net Assets	$ 382,400,000
Holdings Count | $ / shares	661
Investment Company Portfolio Turnover	276.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2025)

Total Net Assets (Millions)	$382.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	661
Portfolio Turnover Rate	276%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	30.5%
U.S. Government Agency Obligations and Instrumentalities	30.3%
Non-U.S. Government Agency Obligations	14.9%
Corporate Debt	13.1%
Repurchase Agreement	8.5%
Bank Loans	1.3%
Sovereign Debt Obligations	0.5%
Municipal Obligations	0.5%
U.S. Treasury Bills	0.2%
Investment of Cash Collateral from Securities Loaned	0.1%
Common Stock	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds

[1]
*	Annualized

[2]
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[3]
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[12]
1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.

[13]
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[52]
*	Annualized